Fair value measurements	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Fair value measurements
Note 7: Fair value measurements

2010 asset impairment analyses – We evaluate the carrying value of our indefinite-lived trade name and goodwill as of July 31st of each year and between annual evaluations if events occur or circumstances change that would indicate a possible impairment. Our policy on impairment of non-amortizable intangibles and goodwill in Note 1 explains our methodology for assessing impairment of these assets. During the quarter ended September 30, 2010, we completed our annual impairment analyses. The calculated fair value of the indefinite-lived trade name was estimated to be $24.1 million as of the measurement date, compared to its carrying value of $19.1 million. In our analysis of goodwill, the estimated fair value of each reporting unit as of the measurement date exceeded its carrying amount. As such, no impairment charges were recorded as a result of our 2010 annual impairment analyses. See further information regarding our impairment analyses in Note 17.

2009 asset impairment analyses – During the quarter ended March 31, 2009, we experienced continued declines in our stock price, as well as a continuing negative impact of the economic downturn on our expected operating results. Based on these indicators of potential impairment, we completed impairment analyses of our indefinite-lived trade name and goodwill as of March 31, 2009. We recorded non-cash asset impairment charges in our Small Business Services segment of $4.9 million related to our indefinite-lived trade name and $20.0 million related to goodwill during the quarter ended March 31, 2009. Significant intangible assets of the reporting unit identified for purposes of this impairment analysis included the indefinite-lived trade name and a distributor contract intangible asset. The fair value of the distributor contract was measured using the income approach, including adjustments for an estimated distributor retention rate based on historical experience.

2008 asset impairment analyses – During the quarter ended September 30, 2008, we completed the annual impairment analyses of our indefinite-lived trade names and goodwill. We recorded impairment charges of $9.3 million related to the indefinite-lived trade names as a result of the effects of the economic downturn on our expected revenues and the broader effects of U.S. market conditions on the fair value of the assets. In addition to the impairment analysis of indefinite-lived trade names, we completed a fair value analysis of an amortizable trade name with a carrying value of $0.4 million and recorded an impairment charge of $0.4 million related to this asset. This impairment resulted from a change in our branding strategy.

As of December 31, 2008, we completed additional impairment analyses of our indefinite-lived trade names and goodwill based on the continuing impact of the economic downturn on our expected operating results. As a result of these analyses, we recorded an asset impairment charge of $0.3 million related to our NEBS® trade name, bringing the carrying value of this asset to $25.8 million as of December 31, 2008. The impairment analysis completed as of December 31, 2008, indicated no impairment of our other indefinite-lived trade name. Because of the further deterioration in our expected operating results, we determined that the NEBS trade name no longer had an indefinite life, and thus, we began amortizing it over its estimated economic life of 20 years on the straight-line basis beginning in 2009. Although the use of checks and forms is declining, revenues generated from our Small Business Services strategies have, and we expect will continue to, offset a portion of the decline in revenues and cash flows generated from the sale of checks and forms. As such, we believe that the sale of checks and forms, as well as the sale of additional products and services under the NEBS trade name, will generate sufficient cash flows to support our estimated 20-year economic life for this intangible asset.

2010 acquisition – During 2010, we completed two business combinations (see Note 4). With the exception of goodwill and deferred income taxes, we were required to measure the fair value of the net identifiable tangible and intangible assets and liabilities acquired. The identifiable net assets acquired (excluding goodwill) were comprised primarily of a customer list, internal-use software and trade names related to the acquisition of Custom Direct. The fair value of the customer list was estimated using the multi-period excess earnings method. Assumptions used in this calculation included a same-customer revenue growth rate and an estimated annual customer retention rate. The customer retention rate was based on estimated re-order rates, as well as management’s estimates of the costs to obtain and retain customers. The calculated fair value of the customer list was $15.0 million, which is being amortized over 1.3 years using an accelerated method. The fair value of the internal-use software was estimated using a cost of reproduction method. The primary components of the software were identified and the estimated cost to reproduce the software was calculated based on estimated time and labor rates derived from our historical data from previous upgrades of similar size and nature. The calculated fair value of the internal-use software was $12.6 million, which is being amortized on the straight-line basis over a weighted average useful life of 4.7 years. The fair value of the trade names was estimated using a relief from royalty method, which calculates the cost savings associated with owning rather than licensing the trade names. An assumed royalty rate was applied to forecasted revenue and the resulting cash flows were discounted. The assumed royalty rate was based on market data and an analysis of the expected margins for Custom Direct’s operations. The calculated fair value of the trade names was $8.9 million, which is being amortized on the straight-line basis over 10 years.

2009 acquisitions – During 2009, we completed two business combinations (see Note 4). With the exception of goodwill and deferred income taxes, we were required to measure the fair value of the net identifiable tangible and intangible assets and liabilities acquired. The identifiable net assets acquired (excluding goodwill) were comprised primarily of customer relationships and deferred revenue related to the acquisition of Abacus America, Inc. The fair value of the customer relationships was estimated using the multi-period excess earnings method. Assumptions used in this calculation included a same-customer revenue growth rate and an estimated annual customer retention rate. The same-customer growth rate was based on expected pricing and the customer retention rate was based on the business’ historical attrition, as well as management’s estimate of customer retention, the effort required to obtain a customer, customer costs to change suppliers and the effort required to renew contracts. The calculated fair value of the customer relationships was $11.9 million, which is being amortized over seven years using an accelerated method. The calculated fair value of deferred revenue was $7.3 million, based on the direct and incremental costs to provide the services required plus an estimated market-based profit margin.

2008 acquisitions – During 2008, we completed four business combinations (see Note 4). The identifiable net assets acquired (excluding goodwill) were comprised primarily of internal-use software and customer lists/relationships related to the acquisition of Hostopia. The fair value of the internal-use software was estimated using a cost of reproduction method.  The primary components of the software were identified and the estimated cost to reproduce the software was calculated using estimated time and labor rates. The calculated fair value of Hostopia’s internal-use software was $17.9 million, which is being amortized on the straight-line basis over a weighted-average useful life of 3.7 years. The fair value of the customer lists/relationships was estimated using the multi-period excess earnings method. The calculated fair value of the customer lists/relationships was $16.2 million, which is being amortized over 12 years using an accelerated method.

Discontinued operations – As discussed in Note 5, during 2008, we measured the net assets of discontinued operations at fair value. Based on the estimated fair value of the business sold, we reduced the carrying value of its long-lived assets and inventories and recorded a pre-tax charge of $3.4 million, which was included in net loss from discontinued operations in our 2008 consolidated statement of income. Our estimate of the fair value of this business as of December 31, 2008 was considered a Level 2 fair value measurement, as it was based upon the estimated realizable proceeds from the sale less selling costs.

Information regarding the nonrecurring fair value measurements completed in each period was as follows:

		Fair value measurements using
(in thousands)	Fair value as of measurement date	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Impairment charge
2009:
Goodwill(1)	$20,245	$—	$—	$20,245	$20,000
Indefinite-lived trade name(2)	19,100	—	—	19,100	4,900
Total impairment charges					$24,900

2008:
Indefinite-lived trade names(3)	$50,100	$—	$—	$50,100	$9,300
Indefinite-lived trade name(4)	25,845	—	—	25,845	255
Amortizable trade name	—	—	—	—	387
Total impairment charges					$9,942

Discontinued operations	$678	$—	$678	$—	$3,416

(1) Represents the implied fair value of the goodwill assigned to the reporting unit for which we were required to calculate this amount.

(2) Represents the fair value determined from the event-driven impairment analysis completed during the quarter ended March 31, 2009.

(3) Represents the fair value determined from the annual impairment analysis completed during the quarter ended September 30, 2008, which included two indefinite-lived trade names.

(4) Represents the fair value determined from the event-driven impairment analysis completed during the quarter ended December 31, 2008, which resulted in an impairment charge related to one indefinite-lived trade name. As of December 31, 2008, we determined that this trade name no longer had an indefinite life and we began amortizing it over 20 years on the straight-line basis beginning in 2009.

Recurring fair value measurements – We held an investment in a Canadian money market fund of $2.0 million as of December 31, 2010 and $3.7 million as of December 31, 2009. This investment is included in other current assets on the consolidated balance sheets. The money market fund is not traded in an active market and its fair value is determined by obtaining quoted prices in active markets for the underlying securities held by the fund. Because of the short-term nature of the underlying investments, the cost of these securities approximates their fair value. The cost of securities sold is determined using the average cost method. No gains or losses on sales of marketable securities were realized during 2010 or 2009.

Funds held for customers included available-for-sale marketable securities of $10.2 million as of December 31, 2010 and $9.5 million as of December 31, 2009. A portion of these assets represent an investment in a Canadian money market fund. The remainder of the assets, which we purchased during 2010, relates to a mutual fund investment which invests in Canadian and provincial government securities. These funds are not traded in active markets and their fair values are determined by obtaining quoted prices in active markets for the underlying securities held by the funds. Unrealized gains and losses on these investments, net of tax, are included in other comprehensive loss on the consolidated balance sheets. Realized gains and losses are included in revenue on the consolidated statements of income and were not significant for 2010 or 2009. The cost of securities sold is determined using the average cost method.

We have elected to account for a long-term investment in domestic mutual funds under the fair value option for financial assets and financial liabilities. Information regarding the accounting for this investment is provided in our long-term investments policy in Note 1. We recognized a net unrealized gain on the investment in mutual funds of $0.2 million during 2010. During 2009, we recognized a net unrealized gain of $0.4 million on the investment and during 2008, we recognized a net unrealized loss of $1.3 million.

The fair value of interest rate swaps (see Note 6) is determined at each reporting date by means of a pricing model utilizing readily observable market interest rates. The change in fair value is determined as the change in the present value of estimated future cash flows discounted using the LIBOR rate applicable to the interest rate swaps. During 2010, we recognized a gain on these derivative instruments of $5.6 million, which was largely offset by a loss of $5.1 million related to an increase in the fair value of the hedged long-term debt. During 2009, we recognized a loss on these derivative instruments of $0.2 million, which was more than offset by a gain of $0.3 million related to a decrease in the fair value of the hedged long-term debt. These changes in fair value are included in interest expense in the consolidated statements of income.

Information regarding recurring fair value measurements completed during each period was as follows:

		Fair value measurements using
(in thousands)	Fair value as of December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Marketable securities – funds held for customers	$10,249	$—	$10,249	$—
Marketable securities – corporate investments	2,029	—	2,029	—
Long-term investment in mutual funds	2,283	2,283	—	—
Derivative assets	5,456	—	5,456	—

		Fair value measurements using
(in thousands)	Fair value as of December 31, 2009	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Marketable securities – funds held for customers	$9,522	$—	$9,522	$—
Marketable securities – corporate investments	3,667	—	3,667	—
Long-term investment in mutual funds	2,231	2,231	—	—
Derivative liabilities	152	—	152	—

Fair value measurements of other financial instruments – The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate fair value.

Cash and cash equivalents, cash and cash equivalents included within funds held for customers, and short-term debt – The carrying amounts reported in the consolidated balance sheets approximate fair value because of the short-term nature of these items.

Long-term debt – The fair value of long-term debt is based on quoted prices for identical liabilities when traded as assets in an active market (Level 1 fair value measurement). The fair value of long-term debt included in the table below does not reflect the impact of hedging activity. The carrying amount of long-term debt includes the change in fair value of hedged long-term debt.

The estimated fair values of these financial instruments were as follows at December 31:

	2010		2009
(in thousands)	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	$17,383	$17,383	$12,789	$12,789
Cash and cash equivalents - funds held for customers	25,471	25,471	17,379	17,379
Short-term debt	7,000	7,000	26,000	26,000
Long-term debt	748,122	751,978	742,753	719,283